Intangibles - Schedule of Estimated Future Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, net	$ 21,430	$ 7,600
Below-market Lease Intangibles
2021 (remainder)	(49)
2022	(194)
2023	(194)
2024	(194)
2025	(194)
2026	(194)
Thereafter	(440)
Leasing Commissions	(1,459)	(1,605)
In-place lease intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
2021 (remainder)	3,788
2022	7,453
2023	746
2024	746
2025	746
2026	746
Thereafter	3,139
Intangible Assets, net	17,364	5,468
Leasing commissions
Acquired Finite-Lived Intangible Assets [Line Items]
2021 (remainder)	72
2022	285
2023	285
2024	285
2025	285
2026	282
Thereafter	1,251
Intangible Assets, net	2,745	$ 2,132
Above-market lease intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
2021 (remainder)	24
2022	94
2023	94
2024	94
2025	94
2026	94
Thereafter	827
Intangible Assets, net	$ 1,321